Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

	For the nine months ended
	November 30, 2022	November 30, 2021
	(unaudited)	(unaudited)
U.S. statutory tax rate	21.0%	21.0%
Foreign income not registered in the U.S.	(21.0%)	(21.0%)
PRC profit tax rate	25.0%	25.0%
Changes in valuation allowance and others	(25.0%)	(25.0%)
Effective tax rate	0.0%	0.0%

	February 28, 2022	February 28, 2021
U.S. statutory tax rate	21.0%	21.0%
Foreign income not registered in the U.S.	(21.0%)	(21.0%)
PRC profit tax rate	25.0%	25.0%
Changes in valuation allowance and others	(25.0%)	(25.0%)
Effective tax rate	0.0%	0.0%

Schedule of deferred tax assets and liabilities

	November 30, 2022	February 28, 2022
	(unaudited)
Deferred tax asset from operating losses carry-forwards	$1,375,870	$1,235,861
Valuation allowance	(1,375,870)	(1,235,861)
Deferred tax asset, net	$—	$—

	February 28, 2022	February 28, 2021
Deferred tax asset from operating losses carry-forwards	$1,235,861	$1,095,494
Valuation allowance	(1,235,861)	(1,095,494)
Deferred tax asset, net	$—	$—